Loans and advances to customers - Allowance for impairment losses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in loss allowance of financial instruments
Beginning balance	$ (17,883)	$ (18,749)	$ (15,198)
Impairment losses on financial assets - Loans and receivables (*)	(20,771)	(19,022)	(17,766)
Others	(8)	(157)	(209)
Write-off of impaired balances against recorded allowance for impairment losses	21,733	20,045	14,424
Balance at end of year	(16,929)	(17,883)	(18,749)
Recoveries of loans previously charged-off and recovery expenses	1,951	2,361	1,725
Individually assessed
Disclosure of reconciliation of changes in loss allowance of financial instruments
Beginning balance	(6,463)	(7,943)
Impairment losses on financial assets - Loans and receivables (*)	(4,181)	(5,802)	(6,172)
Balance at end of year	(2,196)	(6,463)	(7,943)
Collectively assessed
Disclosure of reconciliation of changes in loss allowance of financial instruments
Beginning balance	(11,420)	(10,806)
Impairment losses on financial assets - Loans and receivables (*)	(16,590)	(13,220)	(11,594)
Balance at end of year	(14,733)	(11,420)	(10,806)
MEXICO
Disclosure of reconciliation of changes in loss allowance of financial instruments
Beginning balance	(17,883)	(18,749)
Balance at end of year	(16,929)	(17,883)	(18,749)
Loans and receivables
Disclosure of reconciliation of changes in loss allowance of financial instruments
Beginning balance	(17,883)	(18,749)
Balance at end of year	$ (16,929)	$ (17,883)	$ (18,749)